ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Schedule of assets acquired and liabilities assumed
	Weighted Average Useful Life	Amount

Goodwill		$314.9
Core technology	8 Years	99.6
Customer relationship	2 Years	57.0
Net assets assumed		31.6
Total		$503.1